Distribution Date:	09/12/22	COMM 2013-LC6 Mortgage Trust
Determination Date:	09/06/22
Next Distribution Date:	10/13/22
Record Date:	08/31/22	Commercial Mortgage Pass-Through Certificates
Series 2013-LC6
September 2022 Revision
The Master Servicer has revised the reporting to include a payoff on loan L030291750.

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	3		Helaine M. Kaplan	(212) 250-5270
Certificate Interest Reconciliation Detail	4		60 Wall Street | New York, NY 10005 | United States
		Master Servicer	Midland Loan Services
Additional Information	5
			askmidlandls.com	(913) 253-9000
Bond / Collateral Reconciliation - Cash Flows	6
			A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	8-12		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	13-14		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor	Park Bridge Lender Services LLC
Principal Prepayment Detail	17		David Rodgers	(212) 230-9025
Historical Detail	18		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Collateral Stratification and Historical Detail	20		Corporate Trust Services (CMBS)	cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	21			trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	22
		Controlling Class	Eightfold Real Estate Capital Fund II, L.P.
Modified Loan Detail	23	Representative
Historical Liquidated Loan Detail	24		-
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	20048EAU5	0.724000%	93,810,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	57.13%
A-2	20048EAV3	1.906000%	288,944,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	57.13%
A-SB	20048EAW1	2.478000%	116,999,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	57.13%
A-3	20048EAX9	2.666000%	140,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	57.13%
A-4	20048EAY7	2.941000%	404,822,000.00	225,415,989.87	93,911,561.61	552,457.02	0.00	0.00	94,464,018.63	131,504,428.26	76.61%	30.00%
A-M	20048EBA8	3.282000%	134,303,000.00	134,303,000.00	0.00	367,318.71	0.00	0.00	367,318.71	134,303,000.00	52.72%	21.00%
B	20048EBB6	3.739000%	91,400,000.00	91,400,000.00	0.00	284,787.17	0.00	0.00	284,787.17	91,400,000.00	36.46%	14.88%
C	20048EBC4	4.242000%	55,960,000.00	55,960,000.00	0.00	197,818.60	0.00	0.00	197,818.60	55,960,000.00	26.50%	11.13%
D	20048EAE1	4.434535%	61,555,000.00	61,555,000.00	0.00	227,473.14	0.00	0.00	227,473.14	61,555,000.00	15.55%	7.00%
E	20048EAG6	3.500000%	29,845,000.00	29,845,000.00	0.00	87,047.92	0.00	0.00	87,047.92	29,845,000.00	10.24%	5.00%
F	20048EAJ0	3.500000%	27,980,000.00	27,980,000.00	0.00	81,608.33	0.00	0.00	81,608.33	27,980,000.00	5.26%	3.13%
G*	20048EAL5	3.500000%	46,633,024.90	29,596,245.60	0.00	60,092.97	0.00	293.78	60,092.97	29,595,951.82	0.00%	0.00%
V	20048EAN1	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	20048EAQ4	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
LR	20048EAS0	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,492,251,024.93	656,055,235.47	93,911,561.61	1,858,603.86	0.00	293.78	95,770,165.47	562,143,380.08

X-A	20048EAZ4	1.366220%	1,178,878,000.00	359,718,989.87	0.00	409,546.17	3,370.25	0.00	412,916.42	265,807,428.26
X-B	20048EAA9	0.504520%	147,360,000.00	147,360,000.00	0.00	61,955.07	0.00	0.00	61,955.07	147,360,000.00
X-C	20048EAC5	0.934535%	104,458,024.90	87,421,245.60	0.00	68,081.81	0.00	0.00	68,081.81	87,420,951.82
Notional SubTotal			1,430,696,024.90	594,500,235.47	0.00	539,583.05	3,370.25	0.00	542,953.30	500,588,380.08

Deal Distribution Total					93,911,561.61	2,398,186.91	3,370.25	293.78	96,313,118.77

*	Denotes the Controlling Class (if required)
(1)	Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and
	dividing the result by (A).
(2)	Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in
	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	20048EAU5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	20048EAV3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	20048EAW1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	20048EAX9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	20048EAY7	556.82742013	231.98235671	1.36469120	0.00000000	0.00000000	0.00000000	0.00000000	233.34704791	324.84506341
A-M	20048EBA8	1,000.00000000	0.00000000	2.73500004	0.00000000	0.00000000	0.00000000	0.00000000	2.73500004	1,000.00000000
B	20048EBB6	1,000.00000000	0.00000000	3.11583337	0.00000000	0.00000000	0.00000000	0.00000000	3.11583337	1,000.00000000
C	20048EBC4	1,000.00000000	0.00000000	3.53500000	0.00000000	0.00000000	0.00000000	0.00000000	3.53500000	1,000.00000000
D	20048EAE1	1,000.00000000	0.00000000	3.69544537	0.00000000	0.00000000	0.00000000	0.00000000	3.69544537	1,000.00000000
E	20048EAG6	1,000.00000000	0.00000000	2.91666678	0.00000000	0.00000000	0.00000000	0.00000000	2.91666678	1,000.00000000
F	20048EAJ0	1,000.00000000	0.00000000	2.91666655	0.00000000	0.00000000	0.00000000	0.00000000	2.91666655	1,000.00000000
G	20048EAL5	634.66278809	0.00000000	1.28863547	0.56246426	12.84062253	0.00000000	0.00629983	1.28863547	634.65648826
V	20048EAN1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	20048EAQ4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
LR	20048EAS0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	20048EAZ4	305.13674008	0.00000000	0.34740335	0.00000000	0.00000000	0.00285886	0.00000000	0.35026222	225.47492468
X-B	20048EAA9	1,000.00000000	0.00000000	0.42043343	0.00000000	0.00000000	0.00000000	0.00000000	0.42043343	1,000.00000000
X-C	20048EAC5	836.90310710	0.00000000	0.65176237	0.00000000	0.00000000	0.00000000	0.00000000	0.65176237	836.90029468

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	08/01/22 - 08/30/22	30	0.00	552,457.02	0.00	552,457.02	0.00	0.00	0.00	552,457.02	0.00
A-M	08/01/22 - 08/30/22	30	0.00	367,318.71	0.00	367,318.71	0.00	0.00	0.00	367,318.71	0.00
B	08/01/22 - 08/30/22	30	0.00	284,787.17	0.00	284,787.17	0.00	0.00	0.00	284,787.17	0.00
C	08/01/22 - 08/30/22	30	0.00	197,818.60	0.00	197,818.60	0.00	0.00	0.00	197,818.60	0.00
D	08/01/22 - 08/30/22	30	0.00	227,473.14	0.00	227,473.14	0.00	0.00	0.00	227,473.14	0.00
E	08/01/22 - 08/30/22	30	0.00	87,047.92	0.00	87,047.92	0.00	0.00	0.00	87,047.92	0.00
F	08/01/22 - 08/30/22	30	0.00	81,608.33	0.00	81,608.33	0.00	0.00	0.00	81,608.33	0.00
G	08/01/22 - 08/30/22	30	572,567.66	86,322.38	0.00	86,322.38	26,229.41	0.00	0.00	60,092.97	598,797.07
X-A	08/01/22 - 08/30/22	30	0.00	409,546.17	0.00	409,546.17	0.00	0.00	0.00	409,546.17	0.00
X-B	08/01/22 - 08/30/22	30	0.00	61,955.07	0.00	61,955.07	0.00	0.00	0.00	61,955.07	0.00
X-C	08/01/22 - 08/30/22	30	0.00	68,081.81	0.00	68,081.81	0.00	0.00	0.00	68,081.81	0.00
Totals			572,567.66	2,424,416.32	0.00	2,424,416.32	26,229.41	0.00	0.00	2,398,186.91	598,797.07

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	96,313,118.77
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,443,094.26	Master Servicing Fee	13,971.79
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	847.40
Interest Adjustments	0.00	Trustee Fee	847.40
Deferred Interest	0.00	CCRE Strip - Cantor Commercial Real Estate Lending L.P.	2,220.45
ARD Interest	0.00	Operating Advisor Fee	790.91
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,443,094.26	Total Fees	18,677.96

Principal		Expenses/Reimbursements
Scheduled Principal	56,975,817.18	Reimbursement for Interest on Advances	(30.45)
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	36,936,038.19	Special Servicing Fees (Monthly)	26,259.86
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	(293.78)	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	93,911,561.59	Total Expenses/Reimbursements	26,229.41

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	3,370.25	Interest Distribution	2,398,186.91
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	93,911,561.61
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	3,370.25
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	3,370.25	Total Payments to Certificateholders and Others	96,313,118.77
Total Funds Collected	96,358,026.10	Total Funds Distributed	96,358,026.14

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	656,055,235.47	656,055,235.47	Beginning Certificate Balance	656,055,235.47
(-) Scheduled Principal Collections	56,975,817.18	56,975,817.18	(-) Principal Distributions	93,911,561.61
(-) Unscheduled Principal Collections	36,936,038.19	36,936,038.19	(-) Realized Losses	293.78
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	293.78
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	293.78	293.78	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.02	0.02	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	562,143,380.08	562,143,380.08	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	656,591,711.58	656,591,711.58	Ending Certificate Balance	562,143,380.08
Ending Actual Collateral Balance	562,191,144.28	562,191,144.28

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.43%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	12	135,897,897.72	24.17%	4	4.2403	NAP	Defeased	12	135,897,897.72	24.17%	4	4.2403	NAP
	9,999,999 or less	14	76,392,909.08	13.59%	4	4.5792	1.655064	1.10 or less	3	48,330,113.69	8.60%	4	4.3043	1.014569
10,000,000 to 24,999,999		8	125,537,535.66	22.33%	7	4.4697	1.861675	1.11 to 1.20	0	0.00	0.00%	0	0.0000	0.000000
25,000,000 to 39,999,999		2	64,475,462.47	11.47%	4	4.0423	2.312298	1.21 to 1.30	1	7,467,533.31	1.33%	5	4.4280	1.230000
40,000,000 to 54,999,999		0	0.00	0.00%	0	0.0000	0.000000	1.31 to 1.40	1	5,852,059.15	1.04%	4	4.7740	1.340000
55,000,000 to 69,999,999		1	56,937,866.55	10.13%	3	4.9040	3.180000	1.41 to 1.50	1	102,901,708.60	18.31%	2	3.7600	1.430000
	70,000,000 or greater	1	102,901,708.60	18.31%	2	3.7600	1.430000	1.51 to 1.99	10	122,328,301.99	21.76%	7	4.5858	1.774462
	Totals	38	562,143,380.08	100.00%	4	4.2942	1.926664	2.00 or greater	10	139,365,765.62	24.79%	4	4.4544	2.921566
								Totals	38	562,143,380.08	100.00%	4	4.2942	1.926664
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is
	used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the
	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	34	135,897,897.72	24.17%	4	4.2403	NAP
							Defeased	34	135,897,897.72	24.17%	4	4.2403	NAP
California	6	75,194,543.14	13.38%	8	4.6818	1.956282
							Lodging	3	61,454,585.57	10.93%	3	4.8964	3.132962
Connecticut	1	16,732,786.28	2.98%	4	4.1860	1.620000
							Multi-Family	2	52,095,497.63	9.27%	4	4.2165	1.413542
Florida	4	160,640,575.15	28.58%	2	4.1729	2.052120
							Office	4	38,878,082.66	6.92%	4	4.3891	1.834091
Georgia	1	9,527,215.76	1.69%	4	4.1765	0.810000
							Other	1	14,189,112.96	2.52%	28	5.9180	1.770000
Illinois	1	2,942,091.35	0.52%	4	4.1500	1.570000
							Retail	22	259,628,203.54	46.19%	3	4.0925	1.828957
Kansas	1	4,680,000.00	0.83%	4	4.8500	2.280000
							Totals	66	562,143,380.08	100.00%	4	4.2942	1.926664
Louisiana	1	5,852,059.15	1.04%	4	4.7740	1.340000

Massachusetts	1	1,603,237.11	0.29%	4	4.1500	1.570000

Michigan	1	2,973,752.76	0.53%	4	4.1500	1.570000

Nevada	1	34,100,000.00	6.07%	4	3.8315	3.410000

New York	4	27,345,464.65	4.86%	4	4.7441	1.578164

North Carolina	1	4,516,719.02	0.80%	4	4.8000	2.540000

Ohio	1	30,375,462.47	5.40%	4	4.2790	1.080000

Tennessee	2	25,460,035.16	4.53%	4	4.1468	1.935821

Texas	3	12,000,896.76	2.13%	4	4.3828	1.959937

Virginia	1	3,003,000.00	0.53%	4	4.2500	2.320000

Wisconsin	2	9,297,643.60	1.65%	5	4.3733	1.296924

Totals	66	562,143,380.08	100.00%	4	4.2942	1.926664

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	12	135,897,897.72	24.17%	4	4.2403	NAP	Defeased	12	135,897,897.72	24.17%	4	4.2403	NAP
	4.2499% or less	9	241,904,352.84	43.03%	3	3.9430	1.859716	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.2500% to 4.4999%	5	49,051,995.78	8.73%	4	4.2951	1.376154	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	2	13,421,352.65	2.39%	4	4.5698	1.337437	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% or greater	10	121,867,781.09	21.68%	6	5.0207	2.479055	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	38	562,143,380.08	100.00%	4	4.2942	1.926664	49 months or greater	26	426,245,482.36	75.83%	4	4.3114	1.964698
								Totals	38	562,143,380.08	100.00%	4	4.2942	1.926664
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document
	is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the
	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	11	135,680,049.16	24.14%	4	4.2399	NAP	Defeased	11	135,680,049.16	24.14%	4	4.2399	NAP
	60 months or less	26	426,245,482.36	75.83%	4	4.3114	1.964698	Interest Only	7	55,470,000.00	9.87%	4	4.1000	2.988875
	61 to 120 months	0	0.00	0.00%	0	0.0000	0.000000	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	61 to 120 months	1	14,189,112.96	2.52%	28	5.9180	1.770000
	Totals	37	561,925,531.52	99.96%	4	4.2941	1.927019	121 months or greater	18	356,586,369.40	63.43%	3	4.2803	1.813126
								Totals	37	561,925,531.52	99.96%	4	4.2941	1.927019
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document
	is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the
	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	12	135,897,897.72	24.17%	4	4.2403	NAP	Defeased	1	217,848.56	0.04%	2	4.5000	NAP
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
	1 to 2 years	4	12,224,000.00	2.17%	4	4.5452	2.252255	61 to 120 months	0	0.00	0.00%	0	0.0000	0.000000
	1 year or less	22	414,021,482.36	73.65%	4	4.3045	1.956208	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	2 years or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	1	217,848.56	0.04%	2	4.5000	1.010000
	Totals	38	562,143,380.08	100.00%	4	4.2942	1.926664
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document
	is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the
	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
3	30304160	RT	Naples	FL	Actual/360	3.760%	334,043.00	268,745.18	0.00	N/A	11/01/22	--	103,170,453.80	102,901,708.60	09/01/22
4	30304139	LO	Pensacola	FL	Actual/360	4.904%	240,971.82	125,397.39	0.00	N/A	12/06/22	--	57,063,263.94	56,937,866.55	09/06/22
6	30304134	MH	Various	MI	Actual/360	4.650%	150,761.29	37,651,102.35	0.00	N/A	09/06/22	--	37,651,102.35	0.00	09/06/22
7	30291604	LO	Various	Various	Actual/360	4.281%	127,233.24	82,600.77	0.00	N/A	01/06/23	--	34,518,101.22	34,435,500.45	09/06/22
9	30304171	MF	Athens	OH	Actual/360	4.279%	112,140.44	58,658.69	0.00	N/A	01/06/23	--	30,434,121.16	30,375,462.47	09/06/22
10	30291681	RT	Las Vegas	NV	Actual/360	3.832%	112,507.74	0.00	0.00	N/A	01/06/23	--	34,100,000.00	34,100,000.00	09/06/22
11	30291586	MF	Various	Various	Actual/360	4.157%	95,845.41	83,887.55	0.00	N/A	12/06/22	--	26,778,381.91	26,694,494.36	09/06/22
12	30304168	RT	Los Angeles	CA	Actual/360	3.834%	87,146.75	67,258.59	0.00	N/A	01/06/23	--	26,396,107.37	26,328,848.78	09/06/22
13	30304154	98	North Hollywood	CA	Actual/360	5.918%	73,231.49	181,116.74	0.00	01/06/25	01/06/28	--	14,370,229.70	14,189,112.96	09/06/22
16	30304173	RT	Auburn	NY	Actual/360	4.750%	19,142.50	0.00	0.00	01/06/23	01/06/38	--	4,680,000.00	4,680,000.00	09/06/22
17	30304174	RT	Tilton	NH	Actual/360	4.750%	18,160.83	4,440,000.00	0.00	01/06/23	01/06/38	--	4,440,000.00	0.00	09/06/22
19	30304167	RT	Oxnard	CA	Actual/360	4.164%	78,323.15	53,144.79	0.00	N/A	01/06/23	--	21,843,400.70	21,790,255.91	09/06/22
21	30304158	MF	Johnson City	TN	Actual/360	4.129%	77,379.05	42,992.95	0.00	N/A	01/06/23	--	21,763,028.11	21,720,035.16	09/06/22
25	30304133	MH	Washington Township	MI	Actual/360	4.650%	71,274.94	17,800,194.34	0.00	N/A	09/06/22	--	17,800,194.34	0.00	09/06/22
26	30304159	OF	Greenwich	CT	Actual/360	4.186%	60,433.46	32,812.82	0.00	N/A	01/06/23	--	16,765,599.10	16,732,786.28	09/06/22
30	30304136	Various Various		CA	Actual/360	5.051%	69,576.00	23,429.16	0.00	N/A	12/06/22	--	15,996,423.38	15,972,994.22	09/06/22
31	30304138	RT	Spring	TX	Actual/360	3.670%	53,092.67	16,800,000.00	0.00	N/A	12/06/22	--	16,800,000.00	0.00	09/06/22
32	30304142	RT	El Dorado Hills	CA	Actual/360	4.150%	46,235.75	31,540.78	0.00	N/A	01/06/23	--	12,938,104.05	12,906,563.27	09/06/22
33	30304143	RT	Various	Various	Actual/360	4.031%	23,863.62	92,696.74	0.00	01/06/23	01/06/28	--	6,874,867.89	6,782,171.15	09/06/22
34	30291680	RT	Various	Various	Actual/360	4.150%	42,594.69	29,056.94	0.00	01/06/23	01/06/43	--	11,919,228.02	11,890,171.08	09/06/22
37	30291669	RT	Austell	GA	Actual/360	4.176%	34,347.39	23,194.90	0.00	N/A	01/06/23	--	9,550,410.66	9,527,215.76	09/06/22
38	30304132	RT	Schererville	IN	Actual/360	4.230%	33,736.90	22,456.24	0.00	N/A	12/06/22	--	9,262,017.91	9,239,561.67	09/06/22
39	30304151	RT	Bronx	NY	Actual/360	4.540%	33,063.88	30,002.02	0.00	N/A	01/01/23	--	8,457,437.48	8,427,435.46	08/01/22
40	30304166	OF	Anaheim	CA	Actual/360	4.170%	37,177.26	17,762.18	0.00	N/A	01/06/23	--	10,353,378.96	10,335,616.78	08/06/22
41	30304137	RT	Massapequa	NY	Actual/360	4.800%	36,624.96	19,776.57	0.00	N/A	12/06/22	--	8,860,877.69	8,841,101.12	09/06/22
43	30291754	RT	Watertown	WI	Actual/360	4.428%	28,540.17	17,430.92	0.00	N/A	02/06/23	--	7,484,964.23	7,467,533.31	09/06/22
44	30304165	LO	Southaven	MS	Actual/360	4.600%	27,874.30	20,682.55	0.00	N/A	01/06/23	--	7,036,990.73	7,016,308.18	09/06/22
45	30291673	LO	Lubbock	TX	Actual/360	4.430%	25,930.77	15,920.31	0.00	N/A	01/06/23	--	6,797,552.48	6,781,632.17	09/06/22

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
46	30291614	MF	Atlanta	GA	Actual/360	4.593%	24,296.82	6,142,518.24	0.00	N/A	12/06/22	--	6,142,518.24	0.00	09/06/22
47	30304156	LO	Lake George	NY	Actual/360	5.122%	24,932.28	18,855.00	0.00	N/A	01/06/23	--	5,652,794.34	5,633,939.34	09/06/22
48	30304157	RT	Jefferson	LA	Actual/360	4.774%	24,103.52	11,197.79	0.00	N/A	01/06/23	--	5,863,256.94	5,852,059.15	09/06/22
49	30304126	OF	Flower Mound	TX	Actual/360	4.620%	19,938.12	17,760.48	0.00	N/A	12/06/22	--	5,011,677.67	4,993,917.19	09/06/22
50	30304148	MF	San Antonio	TX	Actual/360	4.299%	19,856.23	12,801.41	0.00	N/A	01/06/23	--	5,363,771.01	5,350,969.60	09/06/22
51	30304175	RT	Bronx	NY	Actual/360	4.966%	23,128.50	11,629.96	0.00	N/A	02/06/23	--	5,408,558.03	5,396,928.07	09/06/22
52	30304135	RT	Columbus	GA	Actual/360	4.500%	1,086.33	62,495.83	0.00	N/A	11/06/22	--	280,344.39	217,848.56	09/06/22
53	30304140	RT	Mt. Juliet	TN	Actual/360	5.000%	25,833.33	6,000,000.00	0.00	12/06/22	12/06/37	--	6,000,000.00	0.00	09/06/22
54	30304141	LO	Spring Lake	NC	Actual/360	4.800%	18,733.78	15,646.04	0.00	N/A	01/06/23	--	4,532,365.06	4,516,719.02	09/06/22
55	30291758	RT	Bloomington	MN	Actual/360	4.250%	15,368.02	15,348.53	0.00	N/A	01/06/23	--	4,199,231.15	4,183,882.62	09/06/22
59	30304145	RT	Wichita	KS	Actual/360	4.850%	19,545.50	0.00	0.00	01/06/23	01/06/38	--	4,680,000.00	4,680,000.00	09/06/22
62	30304149	RT	Palmview	TX	Actual/360	4.250%	16,344.32	0.00	0.00	01/06/23	01/06/38	--	4,466,000.00	4,466,000.00	09/06/22
63	30291750	MH	Riverdale	UT	Actual/360	4.950%	15,180.01	3,561,292.05	0.00	N/A	12/06/22	--	3,561,292.05	0.00	09/06/22
64	30304153	LO	Houston	TX	Actual/360	5.441%	15,195.33	10,448.57	0.00	N/A	01/06/23	--	3,243,189.41	3,232,740.84	09/06/22
66	30304147	RT	Ooltewah	TN	Actual/360	4.250%	13,687.36	0.00	0.00	01/06/23	01/06/38	--	3,740,000.00	3,740,000.00	09/06/22
68	30304146	RT	Abingdon	VA	Actual/360	4.250%	10,990.15	0.00	0.00	01/06/23	01/06/38	--	3,003,000.00	3,003,000.00	09/06/22
70	30304129	RT	De Leon Springs	FL	Actual/360	5.250%	3,621.19	0.00	0.00	09/06/22	09/06/37	--	801,000.00	801,000.00	09/06/22
Totals							2,443,094.26	93,911,855.37	0.00				656,055,235.47	562,143,380.08
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
3	9,252,081.92	2,697,686.96	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
4	17,042,182.42	15,776,878.62	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
6	8,024,029.83	8,427,670.42	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
9	2,324,462.57	2,296,333.72	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
10	4,581,648.71	4,737,333.61	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
13	4,871,434.89	5,572,812.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
16	635,841.20	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	419,828.67	105,536.32	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
19	3,174,834.26	3,355,837.91	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
21	2,219,625.89	2,775,572.12	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
25	3,974,874.22	4,173,486.64	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,852,141.34	1,844,934.49	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
30	2,164,211.66	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	2,465,381.44	512,560.18	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
34	1,380,788.66	341,776.78	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1,435,948.18	616,664.07	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
39	788,828.47	813,187.12	01/01/22	06/30/22	--	0.00	0.00	62,920.24	62,920.24	0.00	0.00
40	1,424,967.95	1,559,522.44	01/01/22	06/30/22	--	0.00	0.00	54,761.13	54,761.13	0.00	0.00
41	1,101,308.56	1,119,648.04	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
43	720,051.99	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
48	567,949.47	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	925,725.66	972,477.21	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
50	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
51	585,730.74	651,568.08	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
52	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
53	680,852.34	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
54	1,017,727.46	1,159,436.75	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
55	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
59	563,220.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
62	436,999.92	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
63	568,193.71	601,204.25	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
64	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
66	365,000.04	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
68	300,000.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
70	82,217.04	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	75,948,089.21	60,112,127.73				0.00	0.00	117,681.37	117,681.37	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

		Principal Prepayment Detail

			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
17	30304174	4,440,000.00	Payoff w/ yield maintenance	0.00	3,370.25
31	30304138	16,800,000.00	Payoff Prior to Maturity	0.00	0.00
46	30291614	6,142,518.24	Payoff Prior to Maturity	0.00	0.00
53	30304140	6,000,000.00	Payoff Prior to Maturity	0.00	0.00
63	30291750	3,553,519.95	Payoff Prior to Maturity	0.00	0.00
Totals		36,936,038.19		0.00	3,370.25
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹									Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications			Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance		#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/12/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	0	0.00	5	36,936,038.19	4.294193%	4.260112%	4
08/12/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	0	0.00	2	24,117,883.38	4.324547%	4.291485%	5
07/12/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	0	0.00	1	3,846,322.74	4.322105%	4.289354%	6
06/10/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	0	0.00	1	28,407,373.44	4.322693%	4.289713%	7
05/12/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	0	0.00	0	0.00	4.315444%	4.282369%	8
04/12/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	0	0.00	1	3,007,483.59	4.315769%	4.282698%	9
03/11/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	0	0.00	0	0.00	4.320509%	4.287475%	10
02/11/22	1	801,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	0	0.00	0	0.00	4.320840%	4.287810%	11
01/12/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	0	0.00	0	0.00	4.321145%	4.288118%	12
12/10/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	0	0.00	0	0.00	4.321446%	4.288422%	13
11/15/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	0	0.00	1	2,388,556.54	4.321751%	4.288731%	14
10/13/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	0	0.00	0	0.00	4.325756%	4.292766%	15
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																			Page 18 of 27

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
39	30304151	08/01/22	0	A	62,920.24	62,920.24	0.00	8,457,437.48	07/20/22	98
40	30304166	08/06/22	0	A	54,761.13	54,761.13	0.00	10,353,378.96	07/15/22	98
Totals					117,681.37	117,681.37	0.00	18,810,816.44
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0		0
0 - 6 Months		507,911,925	507,911,925		0		0
7 - 12 Months		0	0		0		0
13 - 24 Months		0	0		0		0
25 - 36 Months		0	0		0		0
37 - 48 Months		0	0		0		0
49 - 60 Months		0	0		0		0
> 60 Months		54,231,455	54,231,455		0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days		REO/Foreclosure

Sep-22	562,143,380	562,143,380	0		0	0	0
Aug-22	656,055,235	656,055,235	0		0	0	0
Jul-22	681,872,162	681,872,162	0		0	0	0
Jun-22	687,491,041	687,491,041	0		0	0	0
May-22	742,250,189	742,250,189	0		0	0	0
Apr-22	744,136,172	744,136,172	0		0	0	0
Mar-22	748,942,990	748,942,990	0		0	0	0
Feb-22	750,982,770	750,181,770	801,000		0	0	0
Jan-22	752,773,631	752,773,631	0		0	0	0
Dec-21	754,557,657	754,557,657	0		0	0	0
Nov-21	756,415,927	756,415,927	0		0	0	0
Oct-21	760,581,693	760,581,693	0		0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.								Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
3	30304160	102,901,708.60	102,901,708.60	233,000,000.00	10/18/12	2,587,516.46	1.43000	03/31/22	11/01/22	241
39	30304151	8,427,435.46	8,457,437.48	17,700,000.00	08/16/12	762,230.12	1.01000	06/30/22	01/01/23	183
40	30304166	10,335,616.78	10,353,378.96	18,650,000.00	11/13/12	1,403,090.44	2.13000	06/30/22	01/06/23	243
Totals		121,664,760.84	121,712,525.04	269,350,000.00		4,752,837.02

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2
Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
3	30304160	RT	FL	07/22/22	98
9/6/2022 - Loan recently transferred for imminent maturity default. SS is reaching out to the borrower to discuss next steps.

39	30304151	RT	NY	07/20/22	98
9/6/2022 - The loan recently transferred to special servicing due to imminent default. A Pre Negotiation Letter has been executed and Special Servicer is currently evaluating the loan and the collateral.

40	30304166	OF	CA	07/15/22	98
9/6/2022 - Loan recently transferred to special servicing on 7/18/2022 and a Hello Letter and PNL have been sent to Borrower.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
3	30304160	108,757,501.90	3.76000%	108,757,501.90 3.76000%		8	10/28/20	10/28/20	11/06/20
69	30304155	2,487,551.67	5.50000%	2,487,551.67 5.50000%		10	07/09/20	07/13/20	10/06/20
Totals		111,245,053.57		111,245,053.57
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 23 of 27

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
27	30291806	07/12/21	15,863,774.57	3,900,000.00	5,172,477.20	4,413,067.96	5,172,477.20	759,409.24	15,104,365.33	0.00	2,147.50	15,102,217.83	81.63%
36	30304150	09/12/16	12,150,000.00	22,200,000.00	13,268,796.21	1,288,690.54	13,268,791.83	11,980,101.29	169,898.71	0.00	(150.00)	170,048.71	1.39%
56	30304144	09/14/20	4,488,920.92	8,600,000.00	3,041,248.06	571,741.93	3,040,336.81	2,468,594.88	2,020,326.04	(293.78)	257,667.00	1,762,659.04	32.64%
57	30291305	09/13/21	4,381,755.58	7,150,000.00	4,452,341.05	70,585.47	4,452,341.05	4,381,755.58	0.00	0.00	0.00	0.00	0.00%
69	30304155	11/15/21	2,395,633.19	4,800,000.00	2,854,556.67	458,912.24	2,854,545.43	2,395,633.19	0.00	0.00	0.00	0.00	0.00%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			39,280,084.26	46,650,000.00	28,789,419.19	6,802,998.14	28,788,492.32	21,985,494.18	17,294,590.08	(293.78)	259,664.50	17,034,925.58

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 24 of 27

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
27	30291806	07/12/21	0.00	0.00	15,104,365.33	0.00	0.00	15,104,365.33	0.00	(2,147.50)	15,102,217.83
36	30304150	05/12/17	0.00	0.00	170,048.71	0.00	0.00	150.00	0.00	0.00	170,048.71
		09/12/16	0.00	0.00	169,898.71	0.00	0.00	169,898.71	0.00	0.00
56	30304144	09/12/22	0.00	0.00	1,762,659.04	0.00	0.00	293.78	0.00	0.00	1,762,659.04
		12/10/21	0.00	0.00	1,762,365.26	0.00	0.00	10,047.77	0.00	0.00
		08/12/21	0.00	0.00	1,752,317.49	0.00	0.00	(268,008.55)	0.00	0.00
		09/14/20	0.00	0.00	2,020,326.04	0.00	0.00	2,020,326.04	0.00	0.00
57	30291305	09/13/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
69	30304155	11/15/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	293.78	0.00	0.00	293.78
Cumulative Totals			0.00	0.00	17,037,073.08	0.00	0.00	17,037,073.08	0.00	(2,147.50)	17,034,925.58

© 2021 Computershare. All rights reserved. Confidential.											Page 25 of 27

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
3	0.00	0.00	22,210.31	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	1,820.70	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	2,228.85	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(52.91)	0.00	0.00	0.00
51	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	22.46	0.00	0.00	0.00
Total	0.00	0.00	26,259.86	0.00	0.00	0.00	0.00	0.00	(30.45)	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		26,229.41

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 27

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27